Shareholders' equity (Schedule of Stock-Based Compensation Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 8,899	$ 11,648	$ 1,403
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	142	12	20
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	3,197	731	286
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	1,853	1,480	836
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 3,707	$ 9,425	$ 261